Form N-1A Supplement	Apr. 29, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED APRIL 29, 2026,

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED FEBRUARY 28, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI, each dated February 28, 2026.

Liquidation and Termination of the Sector Funds

At a meeting held on April 28, 2026, the Board of Trustees of BondBloxx ETF Trust (the “Trust”) approved a plan of liquidation and termination for BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF and BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (each, a “Sector Fund,” and collectively, the “Sector Funds”), each a series of the Trust, setting forth the terms and conditions of the proposed liquidation and termination of each Sector Fund (the “Plan of Liquidation”). Pursuant to the Plan of Liquidation, the assets of each Sector Fund will be liquidated, known or reasonably ascertainable liabilities of the Sector Fund will be satisfied or provided for, the remaining proceeds will be distributed to the Sector Fund’s shareholders and all of the issued and outstanding shares of the Sector Fund will be redeemed (the “Liquidation”). Each Sector Fund’s Liquidation is expected to occur on or about May 29, 2026 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers. Effective upon the close of business on May 15, 2026, each Sector Fund will no longer accept orders for the purchase of Creation Units. This is also expected to be each Sector Fund’s last full day of trading on NYSE Arca, Inc. (“NYSE Arca”). Shareholders may sell their shares of their respective Sector Fund(s) on NYSE Arca until market close on May 15, 2026 (at which point NYSE Arca is expected to halt trading in shares of the Sector Funds) or remain invested in the respective Sector Fund(s). In addition, during the time between market close on May 15, 2026 and the Liquidation Date, because shares of the Sector Funds will not be traded on NYSE Arca, shareholders will be unable to sell their shares on NYSE Arca and there can be no assurance that there will be a market for the purchase or sale of shares of the Sector Funds.

Prior to the Liquidation Date, each Sector Fund will engage in business activities for the purpose of winding up the Sector Fund’s business and affairs and transitioning the Sector Fund’s assets to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of proceeds to remaining shareholders as of the close of business on the Liquidation Date. During this transition period, each Sector Fund may no longer be pursuing its investment objective or be managed consistent with its stated investment strategies. This is likely to impact each Sector Fund’s performance.

Unless shares of the Sector Funds are held in a tax-deferred account, the sale or liquidation of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation. A shareholder who owns Sector Fund shares in a tax-deferred account, such as an individual retirement account, 401(k) or 403(b) account, should consult a tax adviser regarding the tax consequences applicable to the sale of Sector Fund shares or the reinvestment of the proceeds of the liquidating distribution.

Accordingly, on the Liquidation Date, all references to the Sector Funds in the Prospectus and the SAI will be deleted.

The sub-section “Additional Information for All Funds Other than the Sector Rotation Funds” under the More Information About the Funds section is deleted in its entirety.

Effective as of the Liquidation Date, the following changes are hereby made to the SAI:

The second paragraph under the “Sector Rotation Fund” sub-section in the “Investment Strategies and Additional Considerations” section of the SAI is deleted in its entirety and replaced with the following:

Unlike many conventional ETFs, the Sector Rotation Fund is “actively managed” and does not seek to replicate the performance of a specified index. The Fund operates as a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs.

The investment objective of the Fund is to seek to provide total return by primarily investing its assets in U.S. dollar-denominated, high yield corporate bonds in the various sectors of the fixed income securities market (each, a “Sector” and collectively, the “Sectors”) through other ETFs. As of the date of this SAI, the Sectors include: Industrials, Telecom, Media & Technology, Healthcare, Financial & REIT, Energy, Consumer Cyclicals, and Consumer Non-Cyclicals Sectors. Exposure to the Sectors is obtained by investing in ETFs that invest in the specific sectors included in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Benchmark”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market (as determined by ICE Data Indices, LLC (“IDI” or “Index Provider”)). The sector classifications as determined by IDI are subject to change and are not controlled by the Fund or BIM, the Fund’s and the Underlying Funds’ (as defined below) investment adviser. The ETFs in which the Fund invests are: BondBloxx BB Rated USD High Yield Corporate Bond ETF (ticker: XBB), BondBloxx B Rated USD High Yield Corporate Bond ETF (ticker: XB), and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (ticker: XCCC) (each, an “Underlying Fund”). The Fund will be close to fully invested at all times in the Underlying Funds. Each Underlying Fund is an affiliated fund advised by the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.